Financial Obligations	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Obligationstext Block [Abstract]
Disclosure of financial obligations [text block]
15.	Financial obligations

This item comprised the following:

	Currency	Nominal interest rate	Maturity	2019	2018
		%		S/(000)	S/(000)

Short-term promissory notes
BBVA	US$	2.70	May 8, 2020	8,293	-
Banco de Crédito del Perú	S/	4.64	June 18, 2020	13,689	-
Banco de Crédito del Perú	US$	3.36	August 6, 2020	5,307	-
Banco de Crédito del Perú	US$	3.23	August 14, 2020	4,864	-
Banco de Crédito del Perú	US$	3.16	October 9, 2020	16,867	-
Scotiabank Perú S.A.A.	US$	3.00	October 10, 2020	43,121	-
Scotiabank Perú S.A.A.	US$	2.35	November 27, 2020	6,633	-
Banco de Crédito del Perú	US$	3.43	April 15, 2019	-	16,895
Scotiabank Perú S.A.A.	US$	3.40	October 10, 2019	-	43,927

Total current				98,774	60,822

Senior Notes
Principal, net of issuance costs	US$	4.50	February 8, 2023	434,380	441,786
Principal, net of issuance costs	S/	6.69	February 1, 2029	259,440	-
Principal, net of issuance costs	S/	6.84	February 1, 2034	309,310	-

Mid-term promissory notes (bridge loans)
Banco de Crédito del Perú	S/	5.70	-	-	169,000
Banco de Crédito del Perú	S/	5.70	-	-	411,769

Total non-current				1,003,130	1,022,555
Current portion				98,774	60,822
Non-current portion				1,003,130	1,022,555

Short-term promissory notes

Financing with Banco de Crédito del Perú, BBVA Perú and Scotiabank was obtained for working capital and with the purpose of resolving the acquisition of the business described in note 1.1. The short-term promissory notes have a current maturity and maintain an effective interest rate of 2.35 to 4.64 percent per year.

Senior Notes denominated in U.S. dollars

The General Shareholder’s Meeting held on January 7, 2013 approved a financing transaction for the Company. In connection with this approval, the Board of Directors’ Meeting held on January 24, 2013 approved the issuance of Senior Notes (the “Senior Notes”) through a private offering under Rule 144A and Regulation S of the U.S. Securities Act of 1933, as amended, and the listing of the Senior Notes on the Global Exchange Market of the Irish Stock Exchange. Consequently, on February 1, 2013, the Company issued Senior Notes denominated in U.S. dollars with a face value of US$300,000,000, with a nominal annual interest rate of 4.50%, and maturity in 2023, obtaining total net proceeds of US$293,646,000 (S/762,067,000). The Company used a portion of the net proceeds from the offering to prepay certain of its existing debt and the difference in capital expenditures in connection with its cement business. The Senior Notes are guaranteed by the following subsidiaries of the Company: Cementos Selva S.A., Distribuidora Norte Pacasmayo S.R.L., Empresa de Transmisión Guadalupe S.A.C., Dinoselva Iquitos S.A.C and Calizas del Norte S.A.C. (in liquidation).

The Board of Directors’ Meeting held on November 26, 2018 approved the repurchase of a portion of the Senior Notes. As a result, the Company acquired senior notes for an amount of US$168,388,000. Consequently, as of December 31, 2018, US$131,612,000 (S/436,557,000) in Senior Notes was outstanding. To finance this repurchase, the Company obtained medium-term promissory notes from Banco de Crédito del Perú (bridge loans) for a total of S/580,769,000, which were paid with the proceeds from the issuance of senior notes denominated in soles in January 2019, as described bellow.

As a result of the purchase of the Senior Notes described above, the Company’s Management determined that it was not necessary to continue with all of the derivative financial instruments to hedge those liabilities. Accordingly, during December 2019, the Company settled US$150,000,000 of a total of US$300,000,000 of the previously outstanding derivative hedges that it had entered into in connection with the issuance of the Senior Notes. The loss from this settlement amounted to S/34,887,000, which is presented in “cumulative net loss on settlement of derivative financial instruments” in the consolidated statement of profit and loss for the year ended December 31, 2018. As of December 31, 2019 and 2018, the Company had hedged cash flow contracts to reduce the foreign currency risk of corporate bonds, which are denominated in U.S. dollars, see note 29.

Senior Notes denominated in Soles

The General Shareholders' Meeting held on January 8, 2019 approved the issuance of senior notes denominated in soles (the “Soles Senior Notes”) in the local market up to a maximum amount of S/1,000,000,000 through the Second Corporate Bonds Program of the Company, with the proceeds to be sued to pay the bridge loans described in second preceding paragraph. On January 31, 2019, Soles Senior Notes were issued for: i) S/260,000,000 at an interest rate of 6.688 percent per year and maturity of 10 years and ii) S/310,000,000 at an interest rate of 6.844 percent per year and maturity of 15 years.

The Soles Senior Notes issued in January 2019 are guaranteed by the following subsidiaries of the Company: Cementos Selva S.A., Distribuidora Norte Pacasmayo S.R.L., Empresa de Transmisión Guadalupe S.A.C. and Dinoselva Iquitos S.A.C.

Financial covenants

The financial covenants related to the Senior Notes and the Soles Senior Notes provide that in order for the Company and its guarantor subsidiaries to issue debt or equity instruments or merge with another company or dispose or lease all or substantially all of their assets, the Company and Guarantee Subsidiaries must comply with the following ratios:

-	The fixed charge covenant ratio of at least 2.5 to 1.

-	The consolidated debt-to-EBITDA ratio of no greater than 3.5 to 1.

As of December 31, 2019 and 2018, the Company was in compliance with all the covenants in force under the Senior Notes and Soles Senior Notes.

As of December 31, 2019 and 2018, accrued interest on the Senior Notes and Soles Senior Notes was recognized in the consolidated statement of profit or loss in the amounts of S/56,081,000 and S/45,358,000, respectively, see note 25.